Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2013
Acquisitions and Dispositions Disclosure
Acquisitions and Dispositions [Text Block]

Note 2. Acquisitions and Dispositions

The company’s acquisitions have historically been made at prices above the fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company’s existing commercial infrastructure to expand sales of the acquired businesses’ products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.

Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies’ results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses. The net assets acquired have been recorded based on estimates of fair value.

2013

On April 14, 2013, the company entered into an agreement to acquire Life Technologies Corporation for approximately $13.6 billion, plus the assumption of net debt at close ($1.5 billion) (the “Life Technologies Acquisition”). The transaction closed on February 3, 2014. Life Technologies provides innovative products and services to customers conducting scientific research and genetic analysis, as well as those in applied markets, such as forensics and food safety testing. Life Technologies’ revenues totaled $3.9 billion in 2013. The acquisition of Life Technologies extends customer reach and broadens the company’s offerings in biosciences; genetic, medical and applied sciences; and bioproduction. At the time that the company agreed to acquire Life Technologies, it entered into a bridge credit agreement and a term loan agreement (Note 9). The bridge credit agreement expired in December 2013 upon arrangement of permanent financing. The term loan agreement is a 3-year unsecured $5 billion term loan facility under which the company borrowed $5.00 billion in January 2014. In December 2013, the company issued $3.20 billion of senior notes (Note 9) and in January and February 2014, the company issued 34.9 million shares of its common stock for proceeds of $2.94 billion through equity forward arrangements (Note 11) to partially fund the acquisition. Beginning on the acquisition date, Life Technologies will be reported in a new segment, Life Sciences Solutions, together with most of the company’s existing biosciences businesses. The purchase price allocation for the acquisition and pro forma financial information are not yet available.

During 2013, the company made contingent purchase price and post closing adjustment payments totaling $40 million for acquisitions completed prior to 2013. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

2012

In September 2012, the Specialty Diagnostics segment acquired One Lambda, a provider of transplant diagnostics, for approximately $885 million, net of cash acquired, including related real estate and subject to a post-closing adjustment, plus up to $25 million of additional contingent consideration based upon the achievement of specified operating results in the year following the acquisition. The company recorded $13 million as the fair value of contingent consideration at the acquisition date and an additional $12 million as a charge to selling, general and administrative expense in 2013. The $25 million contingent purchase price obligation was paid in 2013. The acquisition of One Lambda enhances the segment’s presence in specialty in vitro diagnostics and adds new capabilities to the company’s transplant-testing workflow. Revenues of One Lambda were $182 million in 2011. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $274 million was allocated to goodwill, all of which is tax deductible.

In May 2012, the Laboratory Products and Services segment acquired Doe & Ingalls Management, LLC, a North Carolina-based channel for specialty production chemicals and provider of customized supply-chain services to the life sciences and microelectronics industries, for $175 million. The acquisition expands the segment’s products and services that address the production market. Revenues of Doe & Ingalls totaled approximately $110 million in 2011. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $81 million was allocated to goodwill, $53 million of which is tax deductible.

In addition, in 2012, the Analytical Instruments segment acquired a manufacturer and supplier of radioactive isotope identifiers, x-ray and gamma-ray detectors and spectroscopy systems used to detect radioactive and other nuclear materials in security and environmental settings and a manufacturer of miniature NMR spectrometers. The Specialty Diagnostics segment acquired a business that holds proprietary technology for tests to diagnose pre-eclampsia and eclampsia. The aggregate consideration for these acquisitions was $25 million plus contingent consideration of up to $15 million.

The company made contingent purchase price and post closing adjustment payments totaling $6 million in 2012, for acquisitions completed prior to 2012. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

The components of the purchase price and net assets acquired for 2012 acquisitions, as revised in 2013 for finalization of the valuation process are as follows:

(In millions)	One Lambda	Doe & Ingalls	Other	Total

Purchase Price
Cash paid	$886.3	$174.9	$25.4	$1,086.6
Fair value of contingent consideration	13.1	1.5	5.3	19.9
Cash acquired	(1.3)	—	—	(1.3)

	$898.1	$176.4	$30.7	$1,105.2

Net Assets Acquired
Current assets	$110.2	$21.9	$2.1	$134.2
Property, plant and equipment	30.2	11.6	0.1	41.9
Intangible assets:
Customer relationships	330.7	68.1	3.2	402.0
Product technology	172.5	1.1	13.9	187.5
Tradenames and other	17.2	16.8	—	34.0
Goodwill	274.0	81.1	15.5	370.6
Other assets	—	0.5	—	0.5
Liabilities assumed	(36.7)	(24.7)	(4.1)	(65.5)

	$898.1	$176.4	$30.7	$1,105.2

The weighted average amortization periods for intangible assets acquired in 2012 are 13 years for customer relationships, 11 years for product technology and 13 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 13 years.

2011

In August 2011, the Specialty Diagnostics segment completed the acquisition of the Phadia group, a global leader in allergy and autoimmunity diagnostics, headquartered in Sweden, for a total purchase price of $3.54 billion, net of cash acquired, including the repayment of $2.14 billion of indebtedness owed by Phadia to the seller and third-party lenders. Phadia develops, manufactures and markets complete blood-test systems to support the clinical diagnosis and monitoring of allergy and autoimmune diseases. Phadia has been a pioneer in bringing new allergy diagnostic tests to market and is a global leader for in vitro allergy diagnostics and a European leader in autoimmunity diagnostics. Phadia’s revenues in 2010 totaled €367 million (approximately $525 million based on exchange rates at the time of the acquisition agreement announcement). The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $1.81 billion was recorded as goodwill, substantially none of which is tax deductible.

In May 2011, the Analytical Instruments segment completed the acquisition of Dionex Corporation, a leading manufacturer and marketer of chromatography systems, for a total purchase price of $2.03 billion, net of cash acquired. Dionex, headquartered in Sunnyvale, California, is a global leader in the manufacturing and marketing of ion and liquid chromatography and sample preparation systems, consumables, and software for chemical analysis. Dionex systems are used worldwide in environmental analysis and by the life sciences, chemical, petrochemical, food and beverage, power generation, and electronics industries. Their expertise in applications and instrumentation helps analytical scientists to evaluate and develop pharmaceuticals, establish environmental regulations, and produce better industrial products. Revenues of Dionex totaled $420 million in its fiscal year ended June 30, 2010. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $1.32 billion was recorded as goodwill, substantially none of which is tax deductible.

In addition, in 2011, the Laboratory Products and Services segment acquired a U.S.-based manufacturer of clinical and diagnostic assays and platforms for rapid and sensitive protein biomarker analysis; a U.K.-based provider of single-use plastic products serving the microbiology, life sciences and clinical markets and certain operating assets of a Singapore-based distributor of laboratory equipment and consumables. The Specialty Diagnostics segment also acquired a provider of microbiology solutions, including blood culture identification and antibiotic susceptibility testing products with operations in both the U.S. and U.K. The aggregate consideration paid for these acquisitions was $97 million, net of cash acquired. Separately, the company’s discontinued operations acquired a manufacturer of laboratory workstations and fume hoods for $8 million.

The company made contingent purchase price and post closing adjustment payments totaling $35 million in 2011, for acquisitions completed prior to 2011. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.

The components of the purchase price and net assets acquired for 2011 acquisitions, as revised in 2012 for finalization of the valuation process are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$98.1	$5,894.1
Debt assumed	0.3	3.2	—	3.5
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$328.1	$227.8	$25.0	$580.9
Property, plant and equipment	150.2	87.8	29.0	267.0
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,813.6	1,317.8	30.2	3,161.6
Other assets	67.9	3.1	1.2	72.2
Liabilities assumed	(607.2)	(506.9)	(28.0)	(1,142.1)

	$3,538.3	$2,029.1	$98.6	$5,666.0

The weighted average amortization periods for intangible assets acquired in 2011 are 14 years for customer relationships, 11 years for product technology and 14 years for tradenames and other. The weighted average amortization period for all intangible assets in the above table is 13 years.

Unaudited Pro Forma Information

The company acquired One Lambda in September 2012. Had the acquisition of One Lambda been completed as of the beginning of 2011, the company’s pro forma results for 2012 would have been as follows:

(In millions except per share amounts)	2012

Revenues	$12,643.0

Income from Continuing Operations	$1,280.6

Net Income	$1,200.0

Earnings per Share from Continuing Operations:
Basic	$3.52
Diluted	$3.49

Earnings per Share:
Basic	$3.30
Diluted	$3.27

The company’s results would not have been materially different from its pro forma results had the company’s other 2012 acquisitions occurred at the beginning of 2011.

Dispositions

In December 2013, the company entered an agreement to sell its sera and media, gene modulation and magnetic beads businesses to GE Healthcare for approximately $1.06 billion. The businesses fall principally in the Life Sciences Solutions segment. Divestiture of these businesses was a condition to obtaining antitrust approval for the Life Technologies Acquisition. As of December 31, 2013, the agreement to sell the businesses was contingent on, among other things, obtaining antitrust approval for the acquisition of Life Technologies. That approval was obtained in January 2014 at which time these businesses were designated as held for sale. Revenues and operating income in 2013 of the businesses to be sold were approximately $250 million and $80 million, respectively. The sale is subject to additional regulatory approvals and other customary closing conditions.

The assets and liabilities of the businesses to be sold were as follows at December 31, 2013:

December 31,
(In millions)	2013

Current Assets	$83.8
Long-term Assets	241.2
Current Liabilities	8.2
Long-term Liabilities	55.2

In October 2012, the company sold its laboratory workstations business and in April 2011, the company sold its Athena Diagnostics business and its Lancaster Laboratories business (see Note 15). In May 2011, the company sold a manufacturer of heating equipment for $14 million and recorded a pre-tax loss on the sale of $3 million, included in restructuring and other costs, net. Operating results of the business were not material.